Write-down and Loss on Sales of Vessels (Detail) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2018 vessel	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Write-down and loss on sales of vessels (note 7)		$ (2,201)	$ (251,585)	$ (53,693)	$ (270,254)
Cancellation option period				13 years
Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | vessel		2		2
Other
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels				$ 170	(357)
Teekay LNG | LNG Carriers
Long Lived Assets Held-for-sale [Line Items]
Number of vessels | vessel	4
Teekay LNG | Teide Spirit and Toledo Spirit
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		$ 0	(25,500)
Teekay LNG | Conventional Tankers | Handymax
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				(13,000)	0
Teekay LNG | Conventional Tankers | Teide Spirit and Toledo Spirit
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				0	(25,500)
Teekay LNG | Conventional Tankers | European Spirit and African Spirit
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		(2,201)	(12,500)	(7,863)	(25,100)
Teekay LNG | Liquefied Gas Segment | LNG Carriers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				(33,000)	0
Number of vessels | vessel	7
Teekay Tankers | Conventional Tankers | Suezmax Tankers
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels				0	(1,469)
Teekay Tankers | Conventional Tankers | Aframax
Long Lived Assets Held-for-sale [Line Items]
Write-Down and Loss on Sales of Vessels		0	(7,926)	0	(10,669)
Teekay Parent | Conventional Tankers | FPSO contracts
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges		$ 0	$ (205,659)	0	(205,659)
Teekay Offshore | Offshore Production | FSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				$ 0	$ (1,500)